Events After the Reporting Period	6 Months Ended	12 Months Ended
	Jan. 31, 2021	Jul. 31, 2020
Disclosure of non-adjusting events after reporting period [abstract]
Events After the Reporting Period
15.	Events After the Reporting Period

a)

On February 26, 2021, the Company closed its previously announced underwritten public offering in the United States. The Company offered 4,852,353 common units at a public offering price of US$4.25 per unit, consisting of one share of common stock and one warrant to purchase one share of common stock (“Warrant”), and 1,030,000 pre-funded units at a public offering price of US$4.24 per unit, consisting of one pre-funded common stock purchase warrant (“Pre-Funded Warrant”) and one Warrant. The Pre-Funded Warrants are exercisable at any time after the date of issuance at an exercise price of US$0.01 per common share. The Warrants have a per warrant exercise price of US$5.3125, can be exercised immediately, and expire five years from the date of issuance.

The aggregate gross proceeds to the Company from the offering were approximately US$25 million, before deducting underwriting discounts, commissions and other offering expenses (“Nasdaq Financing”). The Company has granted the underwriter a 45-day option to purchase up to 882,352 additional shares of common stock and/or Pre-Funded Warrants and/or 882,352 additional warrants to cover over-allotments, if any. In connection with the closing of this offering, the underwriter has exercised its over-allotment option to purchase an additional 882,352 warrants. The underwriter has retained the right to exercise the balance of its over-allotment option within the 45-day period, which was exercised on April 12, 2021.

The common shares and warrants began trading on the Nasdaq Capital Market under the symbols “BCTX” and “BCTXW” respectively, on February 24, 2021.

b)	During March 2021, all the short-term loans and accrued interest were repaid.

c)	On March 1, 2021, the Convertible Loan was repaid.

d)	On March 1, 2021, 8,000 stock options with an exercise price of $45 expired

e)	On March 27, 2021, 12,878 compensation warrants and 141,074 warrants with an exercise price of $42 expired.

f)	On March 29, 2021, the Company granted an aggregate of 617,300 incentive stock options (“Stock Options”) to directors, officers, employees and consultants under the Company’s stock option plan (“Stock Option Grant”). Of the Stock Option Grant, 560,000 Stock Options were granted to Insiders, as such term is defined in the Securities Act (British Columbia). The Stock Options are exercisable at US$4.24 per share, vest immediately, and expire in 5 years from the date of issuance.

g)	On June 3, 2021, the Company entered into securities purchase agreements (each a “Purchase Agreement”) with certain institutional and accredited investors (the “Investors”) pursuant to which the Company will sell to the Investors in a private placement an aggregate of (i) 4,370,343 common shares (the “Shares”), (ii) pre-funded warrants to purchase up to an aggregate of 800,000 common shares (the “Pre-funded Warrants”) and (iii) warrants to purchase up to an aggregate of 5,170,343 common shares (the “Warrants”) for gross proceeds to the Company of approximately US$27,200,000. The combined purchase price for one Share and one Warrant is US$5.26 and the combined purchase price for one Pre-funded Warrant and one Warrant is US$5.2599. The transactions contemplated by the Purchase Agreement closed on June 7, 2021. Also on June 7, 2021, the Company issued to the placement agent for the private placement warrants (the “Placement Agent Warrants”) to purchase up to an aggregate of 258,517 shares. The Placement Agent Warrants will be exercisable for five years from the date of issuance and have an exercise price of US$6.19 per share.

g)	On June 9, 2021, 2,425,300 common shares issued we issued in respect of the exercise of warrants.

16. Events After the Reporting Period

a)	On August 18, 2020, the Company issued 50,000 common shares to Sichenzia Ross Ference LLP or certain members or employees of Sichenzia Ross Ference LLP as compensation for legal services. The shares were valued at $7.48 per share.

b)	On November 17, 2020 (the “Closing Date”), the Company closed a brokered private placement (the “Offering”) of an unsecured convertible debenture unit of the Company (the “Unit”) to a single subscriber, purchased at a price of $375,000, less an original discount of approximately 29.33%, for aggregate gross proceeds of $265,000.

The Unit is comprised of (A) $375,000 principal amount (“Principal Amount”) of a 5.0% convertible unsecured debenture of the Company (the “Debenture”), due on the earlier of (i) 5 years from the issue date; (ii) the Company receiving $2,000,000 or more by way of private placement or public offering; or (iii) such earlier date as the principal amount hereof may become due, subject to extension upon mutual agreement of the Company and the holder of the Debenture; and (B) 69,188 common share purchase warrants of the Company (“Warrants”).

The Debenture is convertible, at the option of the holder thereof, from the period beginning on May 16, 2021, until the repayment of the Debenture in full, into that number of common shares of the Company (“Common Shares”) computed on the basis of the principal amount of the Debenture divided by the conversion price of $5.42 per Common Share (the “Conversion Price”).

Each Warrant entitles the holder thereof to purchase one Common Share of the Company (each a “Warrant Share”) for a period of five (5) years from the Closing Date at a price of $5.42 per Warrant Share, subject to adjustment as set forth in the Warrants. Each Warrant may also be exercised by presentation and surrender of the Warrant to the Company with a written notice of the Subscriber’s intention to effect a cashless exercise.

The Debenture will bear interest at a rate of 5.0% per annum and the Debenture may be prepaid in full or in part by the Company during the initial 120 day period after issuance of the Debenture without penalty. After 120 days, and only if the Company elects to prepay the Debenture prior to November 16, 2021, the Company will be required to pay a cash prepayment penalty equal to 35% of the Principal Amount of the Debenture (the “Prepayment Penalty”). In the event of default on the Debenture, the interest rate will increase to 12% per annum and a cash penalty payment equal to 40% of the Principal Amount of the Debenture will be added to the Principal Amount of the Debenture (the “Default Penalty”); and the Principal Amount, any accrued and unpaid interest and any other amount owing pursuant the Debenture, including any Prepayment Penalty and/or Default Penalty outstanding at that time shall be accelerated, and shall become immediately due and payable at the option of the holder.

In consideration for the services rendered by ThinkEquity, a division of Fordham Financial Management, Inc. (the “Broker”), the Broker received a cash commission of $26,500 from the Company in connection with the Offering. As additional consideration, the Company also issued to the Broker 4,890 non-transferable compensation warrants (the “Compensation Warrants”). Each Compensation Warrant is exercisable to acquire one Common Share at an exercise price of $5.42 at any time in whole or in part for a period of five (5) years from the Closing Date.